Leasing - Balance Sheet Information (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease, right-of-use asset	$ 1,530
Finance lease, right-of-use asset	12
Right-of-use asset	1,542
Operating lease, liability	1,772
Finance lease, liability	2
Lease liability	$ 1,774
Operating lease, weighted average remaining lease term	11 years 3 months 18 days
Finance lease, weighted average remaining lease term	2 years 7 months 6 days
Operating lease, weighted average discount rate, percent	2.76%
Finance lease, weighted average discount rate, percent	2.88%